SECURED DEBENTURE (Details - Future minimum required payments) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026	$ 202,078
2027	269,438
2025	73,872
Total	$ 545,388	$ 614,756